Reserves - Disclosure of Outstanding Restricted Share Units (Detail) - RSU [member]	3 Months Ended
	Jun. 30, 2022 USD ($) shares	Mar. 31, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares	Mar. 31, 2021 USD ($) shares
Disclosure of restricted share units reserve [line items]
Beginning balance | shares	351,430	350,058	350,758	370,258
Granted | shares	2,570	89,210		96,680
Released | shares	(700)	(87,838)	(700)	(116,180)
Forfeited | shares	(1,320)
Ending balance | shares	352,680	351,430	350,058	350,758
Weighted Average Intrinsic Value,Beginning Balance | $	$ 31.28	$ 26.69	$ 26.68	$ 22.4
Weighted Average Intrinsic Value,Granted | $	39.39	46.93		39.95
Weighted Average Intrinsic Value,Released | $	22.12	28.85	22.12	24.1
Weighted Average Intrinsic Value, Forfeited | $	39.95
Weighted Average Intrinsic Value, Ending Balance | $	$ 31.31	$ 31.28	$ 26.69	$ 26.68